Net Investment in Sales-type Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Fee Income, Loans and Leases Held-for-sale	$ 378,000	$ 260,000	$ 277,000